FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	39,268,485	37,596,704
PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01
Series A convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,094,668	1,391,044
Convertible redeemable participating preferred shares, issued	1,094,668	1,094,668
Convertible redeemable participating preferred shares, outstanding	1,094,668	1,094,668
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 1,970	$ 1,970
Series A convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,094,668	1,391,044
Convertible redeemable participating preferred shares, issued	1,094,668	1,094,668
Convertible redeemable participating preferred shares, outstanding	1,094,668	1,094,668
Convertible redeemable participating preferred shares, liquidation value (in dollars)	1,970	1,970
Series B convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	686,368	1,059,735
Convertible redeemable participating preferred shares, issued	686,368	686,368
Convertible redeemable participating preferred shares, outstanding	686,368	686,368
Convertible redeemable participating preferred shares, liquidation value (in dollars)	2,162	2,162
Series B convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	686,368	1,059,735
Convertible redeemable participating preferred shares, issued	686,368	686,368
Convertible redeemable participating preferred shares, outstanding	686,368	686,368
Convertible redeemable participating preferred shares, liquidation value (in dollars)	2,162	2,162
Series C1 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	794,250	794,250
Convertible redeemable participating preferred shares, issued	794,250	794,250
Convertible redeemable participating preferred shares, outstanding	794,250	794,250
Convertible redeemable participating preferred shares, liquidation value (in dollars)	1,893	1,893
Series C1 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	794,250	794,250
Convertible redeemable participating preferred shares, issued	794,250	794,250
Convertible redeemable participating preferred shares, outstanding	794,250	794,250
Convertible redeemable participating preferred shares, liquidation value (in dollars)	1,893	1,893
Series C2 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	126,286	252,572
Convertible redeemable participating preferred shares, issued	126,286	126,286
Convertible redeemable participating preferred shares, outstanding	126,286	126,286
Convertible redeemable participating preferred shares, liquidation value (in dollars)	568	568
Series C2 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	126,286	252,572
Convertible redeemable participating preferred shares, issued	126,286	126,286
Convertible redeemable participating preferred shares, outstanding	126,286	126,286
Convertible redeemable participating preferred shares, liquidation value (in dollars)	568	568
Series C3 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,024,318	1,024,318
Convertible redeemable participating preferred shares, issued	1,024,318	1,024,318
Convertible redeemable participating preferred shares, outstanding	1,024,318	1,024,318
Convertible redeemable participating preferred shares, liquidation value (in dollars)	1,382	1,382
Series C3 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	1,024,318	1,024,318
Convertible redeemable participating preferred shares, issued	1,024,318	1,024,318
Convertible redeemable participating preferred shares, outstanding	1,024,318	1,024,318
Convertible redeemable participating preferred shares, liquidation value (in dollars)	1,382	1,382
Series D1 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	3,488,864	3,655,151
Convertible redeemable participating preferred shares, issued	3,538,864	3,538,864
Convertible redeemable participating preferred shares, outstanding	3,488,864	3,538,864
Convertible redeemable participating preferred shares, liquidation value (in dollars)	10,083	10,227
Series D1 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	3,488,864	3,655,151
Convertible redeemable participating preferred shares, issued	3,488,864	3,538,864
Convertible redeemable participating preferred shares, outstanding	3,488,864	3,538,864
Convertible redeemable participating preferred shares, liquidation value (in dollars)	10,083	10,227
Series D2 convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	2,072,624	2,436,769
Convertible redeemable participating preferred shares, issued	2,307,536	2,307,536
Convertible redeemable participating preferred shares, outstanding	2,072,624	2,307,536
Convertible redeemable participating preferred shares, liquidation value (in dollars)	2,798	3,115
Series D2 convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	2,072,624	2,436,769
Convertible redeemable participating preferred shares, issued	2,072,624	2,307,536
Convertible redeemable participating preferred shares, outstanding	2,072,624	2,307,536
Convertible redeemable participating preferred shares, liquidation value (in dollars)	2,798	3,115
Series E convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	4,289,457	4,289,457
Convertible redeemable participating preferred shares, issued	4,289,457	4,289,457
Convertible redeemable participating preferred shares, outstanding	4,289,457	4,289,457
Convertible redeemable participating preferred shares, liquidation value (in dollars)	22,056	22,056
Series E convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	4,289,457	4,289,457
Convertible redeemable participating preferred shares, issued	4,289,457	4,289,457
Convertible redeemable participating preferred shares, outstanding	4,289,457	4,289,457
Convertible redeemable participating preferred shares, liquidation value (in dollars)	22,056	22,056
Series F convertible redeemable participating preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	7,204,680	7,500,000
Convertible redeemable participating preferred shares, issued	4,654,697	4,654,697
Convertible redeemable participating preferred shares, outstanding	7,204,680	4,654,697
Convertible redeemable participating preferred shares, liquidation value (in dollars)	93,639	60,000
Series F convertible redeemable participating preferred shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Convertible redeemable participating preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible redeemable participating preferred shares, authorized	7,204,680	7,500,000
Convertible redeemable participating preferred shares, issued	7,204,680	4,654,697
Convertible redeemable participating preferred shares, outstanding	7,204,680	4,654,697
Convertible redeemable participating preferred shares, liquidation value (in dollars)	$ 93,639	$ 60,000
Class A common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,698,485	36,026,704
Common shares, issued	4,911,245	4,911,245
Common shares, outstanding	4,599,674	4,599,674	5,116,490
Class A common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	36,026,704
Common shares, issued	4,599,673	4,911,245
Common shares, outstanding	4,599,673	4,911,245
Class B common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	1,570,000	1,570,000
Common shares, outstanding	1,570,000	1,570,000	1,570,000
Class B common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	1,570,000	1,570,000
Common shares, issued	1,570,000	1,570,000
Common shares, outstanding	1,570,000	1,570,000